Consolidated Statements of Stockholders' Equity (Restated) - USD ($) $ in Thousands		Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Unearned ESOP Shares	Total
Balance at Dec. 31, 2015	[1]	$ 179	$ 7,239	$ 14,985	$ (212)	$ (46)	$ (385)	$ 21,760
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]			854				854
Other comprehensive income (loss), net	[1]				127			127
ESOP shares committed to be released	[1]		9				35	44
Proceeds of common stock offering and conversion of existing shares, net of expenses	[1]	(159)	9,149					8,990
Cancel 5,528 treasury shares	[1]	(1)	(45)			$ 46
Balance at Dec. 31, 2016	[1]	19	16,352	15,839	(85)		(350)	31,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								(5)
Balance at Mar. 31, 2017								31,793
Balance at Dec. 31, 2016	[1]	19	16,352	15,839	(85)		(350)	31,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								219
Balance at Jun. 30, 2017								32,039
Balance at Dec. 31, 2016	[1]	19	16,352	15,839	(85)		(350)	31,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								398
Balance at Sep. 30, 2017								31,173
Balance at Dec. 31, 2016	[1]	19	16,352	15,839	(85)		(350)	31,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]			211				211
Other comprehensive income (loss), net	[1]				(53)			(53)
Reclassification of effect of tax rate change on other comprehensive income	[1],[2]			27	(27)
ESOP shares committed to be released	[1]		18				34	52
Stock based compensation	[1]	1	132					133
Effect of stock repurchase plan	[1]	(1)	(1,061)					(1,062)
Balance at Dec. 31, 2017	[1]	$ 19	$ 15,441	$ 16,077	$ (165)		$ (316)	31,056
Balance at Mar. 31, 2017								31,793
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								224
Balance at Jun. 30, 2017								32,039
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								179
Balance at Sep. 30, 2017								$ 31,173

[1]	Restated
[2]	Reclassification adjustment from accumulated other comprehensive loss to retained earnings for stranded tax effects resulting from the newly enacted Federal corporate income tax rate of 21% in accordance with the early adoption of ASU 2018-02.